Taxation (Tables)	12 Months Ended
Jun. 30, 2026
Taxation [Abstract]
Schedule of Loss Before Provision for Income Taxes

Loss before provision for income taxes is attributable to the following geographic locations:

	For the years ended June 30,
	2024	2025	2026
	RMB	RMB	RMB
PRC	(4,504,937)	(5,141,885)	(8,816,942)
United States	403,291	(7,438,517)	(3,576,307)
Hong Kong	-	13	(1,619)
Cayman	-	-	(18,712,985)
Total loss before income taxes	(4,101,646)	(12,580,389)	(31,107,853)

Schedule of Current and Deferred Portion of Income Tax Benefit

The following table sets forth current and deferred portion of income tax benefit of the Group:

	For the years ended June 30,
	2024	2025	2026
	RMB	RMB	RMB
Current tax:
PRC	(71,265)	-	(86,257)
United States	25,211	(97,344)	-
Hong Kong	-	2	-
Total current income tax benefit	(46,054)	(97,342)	(86,257)
Deferred tax:
PRC	-	-	86,257
Total deferred income tax expense	-	-	86,257
Total income tax benefit	(46,054)	(97,342)	-

Schedule of Group's Actual Provision for Income Taxes and the Provision at the PRC

A reconciliation between the Group’s actual provision for income taxes and the provision at the PRC, mainland statutory rate is as follows:

	For the years ended June 30,
	2024	2025	2026
	RMB	RMB	RMB
Net loss before income tax	(4,101,646)	(12,580,389)	(31,107,853)
Income tax benefit at statutory tax rate of 25%	(1,025,412)	(3,145,097)	(7,776,963)
Impact of different tax rates in other jurisdictions	(18,513)	1,310,516	4,792,064
Effect of additional deduction for R&D expenses	(332,759)	(10,811)	-
Effect of non-deductible share-based compensation expenses	-	-	38,890
Effect of non-deductible entertainment expense	93,262	37,901	91,135
Effect of preferential tax rates	1,660,278	1,028,377	1,682,866
Deferred tax effect of tax rate change	3,100,939	-	-
Effect of deferred offering cost	(1,337,541)	-	-
Effect of NOL true up	499,562	(266,824)	-
Change in valuation allowance	(2,685,870)	948,596	1,172,008
Income tax benefit	(46,054)	(97,342)	-

Schedule of Significant Components of the Net Deferred Tax Assets

The significant components of the net deferred tax assets are summarized below:

	As of June 30,
	2025	2026
	RMB	RMB
Deferred tax assets:
Net operating loss carried forward	2,788,726	3,655,681
Accrued expenses	111,329	86,237
Lease liabilities	2,773	12,510
Impairment loss on long-lived assets	-	203,719
Excess advertising expense	18,656	45,957
Total deferred tax assets	2,921,484	4,004,104
Less: valuation allowance	2,918,353	4,004,104
Total deferred tax assets, net of valuation allowance	3,131	-
Net off against deferred tax liabilities	(3,131)	-
Net deferred tax assets	-	-

Deferred tax liabilities:
Right-of-use assets	(3,131)	-
Total deferred tax liabilities	(3,131)	-
Net off against deferred tax assets	3,131	-
Net deferred tax liabilities	-	-

Schedule of Changes in Valuation Allowance

Changes in valuation allowance are as follows:

	As of June 30,
	2025	2026
	RMB	RMB
Balance at the beginning of the year	1,969,757	2,918,353
Additions of valuation allowance	948,596	1,172,008
Reduction in due to utilization of NOL carryforwards	-	(86,257)
Balance at the end of the year	2,918,353	4,004,104